Note 5 - Loans and Leases	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE
5
– LOANS AND LEASES

Loans and leases at
December 31, 2018
and
2017
consist of the following:

	(in thousands)
	2018	2017

Residential real estate	$119,842	$121,418
Commercial	391,752	335,820
Agriculture	43,324	44,510
Consumer	6,696	4,664
Total loans and leases	$561,614	$506,412

Fixed rate loans and leases app
roximated
$119,772,000
at
December 31, 2018
and
$112,007,000
at
December 31, 2017.
Certain commercial and agricultural loans and leases are secured by real estate.

Most of the Corporation’s lending activities are with customers located in Northwestern and West Central Ohio. As of
December 31, 2018
and
2017,
the Corporation’s loans and leases from borrowers in the agriculture industry represent the single largest industry and amo unted to
$43,324,000
an
d
$44,510,000,
respectively. Agriculture loans and leases are generally secured by property and equipment. Repayment is primarily expected from cash flow generated through the harvest and sale of crops or milk production for dairy products. Agriculture customers are subject to various risks and uncertainties which can adversely impact the cash flow generated from their operations, including weather conditions; milk production; health and stability of livestock; costs of key operating items such as fertilizer, fuel, seed, or animal feed; and market prices for crops, milk, and livestock. Credit evaluation of agricultural lending is based on an evaluation of cash flow coverage of principal and interest payments and the adequacy of collateral received.

The Corporation originates
1
-
4
family real estate and consumer loans and leases utilizing credit reports to supplement the underwriting process. The Corporation’s underwriting standards for
1
-
4
family loans and leases are generally in accordance with the Federal Home Loan Mortgage Corporation (FHLMC) manual underwriting guidelines.  Properties securing
1
-
4
family real estate loans and leases are appraised by fee appraisers, which is independent of the loan and lease origination function and has been approved by the Board of Directors and the Loan Policy Committee. The loan-to-value ratios normally do not
exceed
80%
without credit enhancements such as mortgage insurance. The Corporation will lend up to
100%
of the lesser of the appraised value or purchase price for conventional
1
-
4
family real estate loans, provided private mortgage insurance is obtained. The underwriting standards for consumer loans and leases include a determination of the applicant’s payment history on other debts and an assessment of their ability to meet existing obligations and payments on the proposed loan or lease. To monitor and manage loan and lease risk, policies and procedures are developed and modified, as needed by management. This activity, coupled with smaller loan and lease amounts that are spread across many individual borrowers, minimizes risk. Additionally, market conditions are reviewed by management on a regular basis. The Corporation’s
1
-
4
family real estate loans and leases are secured primarily by properties located in its primary market area.

Commercial and agricultural real estate loans and leases are subject to underwriting standards and processes similar to commercial and agricultural operating loans and leases, in addition to those unique to real estate loans and leases. These loans and leases are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Commercial and agricultural real estate lending typically involves higher loan principal amounts and the repayment of these loans is generally dependent on the successful operation of the property securing the loan or the business conducted on the property securing the loan. Loan to value is generally
75%
of the cost or appraised value of the assets. Appraisals on properties securing these loans are generally performed by fee appraisers approved by the Board of Directors. Because payments on commercial and agricultural real estate loans are often dependent on the successful operation or management of the properties, repayment of such loans may
be subject to adverse conditions in the real estate market or the economy. Management monitors and evaluates commercial and agricultural real estate loans and leases based on cash flows, collateral and risk rating criteria. The Corporation may
require guarantees on these loans and leases. The Corporation’s commercial and agricultural real estate loans and leases are secured primarily by properties located in its primary market area.

Commercial and agricultural operating loans and leases are underwritten based on the Corporation’s examination of current and projected cash flows to determine the ability of the borrower to repay their obligations as agreed. This underwriting includes the evaluation of cash flows of the borrower, underlying collateral, if applicable and the borrower’s ability to manage its business activities. The cash flows of borrowers and the collateral securing these loans and leases may
fluctuate in value after the initial evaluation. A
first
priority lien on the general assets of the business normally secures these types of loans and leases. Loan to value limits vary and are dependent upon the nature and type of the underlying collateral and the financial strength of the borrower. Crop and/or hail insurance may
be required for agricultural borrowers. Loans are generally guaranteed by the principal(s). The Corporation’s commercial and agricultural operating lending is primarily in its primary market area.

The Corporation maintains an internal audit department that reviews and validates the credit risk program on a periodic basis. Results of these reviews are presented to management and the audit committee. The internal audit process complements and reinforces the risk identification and assessment decisions made by lenders and credit personnel, as well as the Corporation’s policies and procedures.

The following tables present the activity in the allowance for loan and lease losses by portfolio segment for the years ended
December 31, 2018,
2017
and
2016:

	(in thousands)
	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
Balance at December 31, 2017	$501	$1,746	$545	$43	$2,835
Provision (credit) for loan and lease losses	(3)	417	8	28	450
Losses charged off	(21)	(114)	(52)	(10)	(197)
Recoveries	57	306	75	1	439
Balance at December 31, 2018	$534	$2,355	$576	$62	$3,527

	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
Balance at December 31, 2016	$896	$1,876	$542	$31	$3,345
Provision (credit) for loan and lease losses	(424)	9	34	31	(350)
Losses charged off	(63)	(553)	(45)	(28)	(689)
Recoveries	92	414	14	9	529
Balance at December 31, 2017	$501	$1,746	$545	$43	$2,835

	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
Balance at December 31, 2015	$893	$2,540	$373	$28	$3,834
Provision (credit) for loan and lease losses	55	(969)	160	4	(750)
Losses charged off	(86)	(12)	(52)	(10)	(160)
Recoveries	34	317	61	9	421
Balance at December 31, 2016	$896	$1,876	$542	$31	$3,345

The following tables present the balance in the allowance for loan and lease losses and the recorded investment in loans and leases by portfolio segment and based on impairment method as of
December 31, 2018
and
2017:

	(in thousands)
	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
2018
Allowance for loan and lease losses:
Attributable to loans and leases individually evaluated for impairment	$63	$65	$-	$-	$128
Collectively evaluated for impairment	471	2,290	576	62	3,399
Total allowance for loan and lease losses	$534	$2,355	$576	$62	$3,527

Loans and leases:
Individually evaluated for impairment	$361	$970	$-	$-	$1,331
Acquired with deteriorated credit quality	-	226	70	-	296
Collectively evaluated for impairment	80,269	353,250	119,771	6,697	559,987
Total ending loans and leases balance	$80,630	$354,446	$119,841	$6,697	$561,614

	Commercial	Commercial and multi-family real estate	Residential 1 – 4 family real estate	Consumer	Total
2017
Allowance for loan and lease losses:
Collectively evaluated for impairment	$501	$1,746	$545	$43	$2,835
Total allowance for loan and lease losses	$501	$1,746	$545	$43	$2,835

Loans and leases:
Acquired with deteriorated credit quality	$-	$984	$194	$-	$1,178
Collectively evaluated for impairment	68,072	311,274	121,224	4,664	505,234
Total ending loans and leases balance	$68,072	$312,258	$121,418	$4,664	$506,412

The following is a summary of the activity in the allowance for loan and lease losses of impaired loans, which is a part of the Corporation’s overall allowance for loan and lease losses for the years ended
December
31,
2018,
2017,
and
2016:

	(in thousands)
	2018	2017	2016

Balance at beginning of year	$-	$1,018	$1,371
Provision (credit) for loan and lease losses	128	(865)	(1,155)
Loans charged off	-	(414)	-
Recoveries	-	261	802
Balance at end of year	$128	$-	$1,018

The average balance of impaired loans and leases (excluding loans and leases acquired with deteriorated credit quality) amounte
d to
$349,000,
$1,450,000
and
$3,691,000
during
2018,
2017
 and
2016,
respectively. There
was
no
interest income on im
paired loans and leases in
2018
and
2017,
and
$245,000
in interest income was recognized by the Corporation on impaired loans and leases on an accrual or cash basis for
2016.

The following table presents loans and leases individually evaluated for impairment by class of loans as of
December 31, 2018
and
2017:

	(in thousands)
	2018		2017
	Recorded investment	Allowance for loan and lease losses allocated	Recorded investment	Allowance for loan and lease losses allocated
With no related allowance recorded:
Commercial	$24	$-	$-	$-
Commercial and multi-family real estate	719	-	-	-
Agriculture	216	-	-	-
Agricultural real estate	-	-	-	-
Consumer	-	-	-	-
Residential 1-4 family real estate	-	-	-	-
With an allowance recorded:
Commercial	121	63	-	-
Commercial and multi-family real estate	251	65	-	-
Agriculture	-	-	-	-
Agricultural real estate	-	-	-	-
Consumer	-	-	-	-
Residential 1-4 family real estate	-	-	-	-
Total	$1,331	$128	$-	$-

The following table presents the recorded investment in nonaccrual loans and leases, loans and leases past due over
90
days still on accrual and troubled debt restructurings by class of loans as of
December 31, 2018
and
2017:

	(in thousands)
	2018			2017
	Nonaccrual	Loans and leases past due over 90 days still accruing	Troubled Debt Restructurings	Nonaccrual	Loans and leases past due over 90 days still accruing	Troubled Debt Restructurings
Commercial	$121	$-	$24	$532	$60	$27
Commercial real estate	754	-	228	1,411	-	257
Agricultural real estate	216	-	-	233	-	-
Agriculture	-	-	-	-	-	-
Consumer	-	-	-	-	-	-
Residential:
1 – 4 family	354	161	372	591	110	428
Home equity	-	-	-	-	-	-
Total	$1,445	$161	$624	$2,767	$170	$712

The nonaccrual balances in the table above include troubled debt restructurings that have been classified as nonaccrual.

The following table presents the aging of the recorded investment in past due loans and leases as of
December 31, 2018
and
2017
by class of loans and leases:

	(in thousands)
	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans and leases not past due	Total
2018
Commercial	$482	$-	$-	$482	$68,503	$68,985
Commercial real estate	580	-	155	735	322,032	322,767
Agriculture	-	-	-	-	11,645	11,645
Agricultural real estate	7	-	241	248	31,431	31,679
Consumer	4	-	-	4	6,692	6,696
Residential real estate	2,471	371	278	3,120	116,722	119,842
Total	$3,544	$371	$674	$4,589	$557,025	$561,614

	30 – 59 days past due	60 – 89 days past due	Greater than 90 days past due	Total past due	Loans and leases not past due	Total
2017
Commercial	$419	$34	$60	$513	$55,410	$55,923
Commercial real estate	636	354	631	1,621	278,276	279,897
Agriculture	-	145	-	145	12,318	12,463
Agricultural real estate	25	-	-	25	32,022	32,047
Consumer	1	-	-	1	4,663	4,664
Residential real estate	3,418	195	392	4,005	117,413	121,418
Total	$4,499	$728	$1,083	$6,310	$500,102	$506,412

Credit Quality Indicators:

The Corporation categorizes loans and leases into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Corporation analyzes loans and leases individually by classifying the loans and leases as to the credit risk. This analysis generally includes non-homogenous loans and leases, such as commercial and commercial real estate loans and leases. The Corporation uses the following definitions for risk ratings for adverse classified loans:

●
Special Mention:
Loans and leases which possess some credit deficiency or potential weakness which deserves close attention, but which do not
yet warrant substandard classification. Such loans and leases pose unwarranted financial risk that, if not
corrected, could weaken the loan and lease and increase risk in the future. The key distinctions of a Special Mention classification are that (
1
) it is indicative of an unwarranted level of risk, and (
2
) weaknesses are considered "potential", versus "defined", impairments to the primary source of loan repayment.

●
Substandard:
These loans and leases are inadequately protected by the current sound net worth and paying ability of the borrower. Loans and leases of this type will generally display negative financial trends such as poor or negative net worth, earnings or cash flow. These loans and leases may
also have historic and/or severe delinquency problems, and Corporation management may
depend on secondary repayment sources to liquidate these loans and leases. The Corporation could sustain some degree of loss in these loans and leases if the weaknesses remain uncorrected.

●
Doubtful:
Loans and leases in this category display a high degree of loss, although the amount of actual loss at the time of classification is undeterminable. This should be a temporary category until such time that actual loss can be identified, or improvements made to reduce the seriousness of the classification.

The following table provides a summary of the loan portfolio risk grades, as applicable, based on the most recent analysis performed, as of
December 31, 2017
and
December 31, 2018.
Prior to
2018,
loans and leases listed as
not
rated were generally either non homogenous loans less than
$500,000
or were included in groups of homogenous loans and leases. In early
2018,
the Corporation changed their practice and began risk rating all commercial and commercial real estate loans.

	(in thousands)
	Pass	Special Mention	Substandard	Doubtful	Not rated

2018
Commercial	$79,179	$-	$1,451	$-	$-
Commercial and multi- family real estate	346,580	4,755	3,111	-	-
Residential 1 - 4 family	10,461	-	-	-	109,381
Consumer	-	-	-	-	6,696
Total	$436,220	$4,755	$4,562	$-	$116,077

	Pass	Special Mention	Substandard	Doubtful	Not rated

2017
Commercial	$47,054	$-	$1,845	$-	$19,173
Commercial and multi- family real estate	234,428	2,344	3,868	-	71,618
Residential 1 - 4 family	11,637	-	174	-	109,607
Consumer	-	-	-	-	4,664
Total	$293,119	$2,344	$5,887	$-	$205,062

The Corporation considers the performance of the loan and lease portfolio and its impact on the allowance for loan and lease losses. For all loan classes that are not
rated, the Corporation also evaluates credit quality based on the aging status of the loan, which was previously presented, and by payment activity. Generally, all loans not
rated that are
90
days past due or are classified as nonaccrual and collectively evaluated for impairment, are considered nonperforming. The following table presents the recorded investment in all loans that are not
risk rated, based on payment activity as of
December 31, 2018
and
2017:

	(in thousands)
	Commercial	Commercial and multi-family real estate	Residential 1-4 family	Consumer
2018
Performing	$-	$-	$109,103	$6,696
Nonperforming	-	-	278	-
Total	$-	$-	$109,381	$6,696

	Commercial	Commercial and multi-family real estate	Residential 1-4 family	Consumer
2017
Performing	$19,113	$70,987	$109,214	$4,664
Nonperforming	60	631	393	-
Total	$19,173	$71,618	$109,607	$4,664

Modifications:

The Corporation’s loan and lease portfolio also includes certain loans and leases that have been modified in a TDR, where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from the Corporation’s loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions. All TDRs are also classified as impaired loans and leases.

When the Corporation modifies a loan or lease, management evaluates any possible concession based on the present value of expected future cash flows, discounted at the contractual interest rate of the original loan or lease agreement, except when the sole (remaining) source of repayment for the loan or lease is the operation or liquidation of the collateral. In these cases, management uses the current fair value of the collateral, less selling costs, instead of discounted cash flows. If management determines that the value of the modified loan or lease is less than the recorded investment in the loan or lease (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), an impairment is recognized through a specific reserve in the allowance or a direct write down of the loan or lease balance if collection is not
expected.

The following table includes the recorded investment and number of modifications for TDR loans and leases during the year ended
December 31, 2018 (
there were
none
in
2017
). There were
no
other subsequent defaults relating to TDR loans and leases during the years ended
December 31, 2018
and
2017.

	(dollars in thousands)
	Number of modifications	Recorded investment	Allowance for loan and lease losses allocated
2018
Residential Real Estate	$2	$140	$-

The concessions granted during
2018
 included the followi
ng: the bank modified
one
loan as ordered by the Bankruptcy Court, to comply with the bankruptcy plan. Additionally, the Bank provided a new note allowing the borrower to assume their deceased parent's mortgage despite their low credit score, which would likely have prohibited them from financing/refinancing at another institution.

The following is additional information with respect to loans and leases acquired with the Benchmark and OSB acquisitions as of
December 31, 2018
and
2017:

	Benchmark Bank
	(in thousands)
	Contractual
	Principal	Accretable	Carrying
2018	Receivable	Difference	Amount
Purchased Performing Loans and Leases
Balance at December 31, 2017	$89,151	$(2,066)	$87,085
Change due to payments received	(14,314)	513	(13,801)
Balance at December 31, 2018	$74,837	$(1,553)	$73,284

Purchased Impaired Loans and Leases
Balance at December 31, 2017	$1,588	$(674)	$914
Change due to payments received	(1,072)	421	(651)
Balance at December 31, 2018	$516	$(253)	$263

	Contractual
	Principal	Accretable	Carrying
2017	Receivable	Difference	Amount
Purchased Performing Loans and Leases
Balance at acquisition	$96,914	$(2,273)	$94,641
Change due to payments received	(7,763)	207	(7,556)
Balance at December 31, 2017	$89,151	$(2,066)	$87,085

Purchased Impaired Loans and Leases
Balance at acquisition	$1,588	$(674)	$914
Balance at December 31, 2017	$1,588	$(674)	$914

	The Ohio State Bank
	(in thousands)

	Contractual
	Principal	Accretable	Carrying
2018	Receivable	Difference	Amount
Purchased Performing Loans and Leases
Balance at December 31, 2017	$25,509	$(929)	$24,580
Change due to payments received	(6,466)	271	(6,195)
Balance at December 31, 2018	$19,043	$(658)	$18,385

Purchased Impaired Loans and Leases
Balance at December 31, 2017	$496	$(232)	$264
Change due to payments received	(232)	(31)	(263)
Change due to loan charge-offs	(68)	100	32
Balance at December 31, 2018	$196	$(163)	$33

	Contractual
	Principal	Accretable	Carrying
2017	Receivable	Difference	Amount
Purchased Performing Loans and Leases
Balance at December 31, 2016	$34,416	$(1,476)	$32,940
Change due to payments received	(8,907)	547	(8,360)
Balance at December 31, 2017	$25,509	$(929)	$24,580

Purchased Impaired Loans and Leases
Balance at December 31, 2016	$1,520	$(896)	$624
Change due to payments received	(465)	176	(289)
Balance at December 31, 2017	$496	$(232)	$264

As a result of the acquisitions, the Corporation has loans, for which there was at acquisition, evidence of deterioration of credit quality since origination and for which it was probable at acquisition, that all contractually required payments would not
be collected. The carrying amount of those loans
was
$263,000
as of
December 31, 2018 and $914,000 as of December 31, 2017 related to the Benchmark acquisition and
$33,000
at
December 31, 2018
and

$2
64,000
at
December 31, 2017
for the OSB acquisition.

A
$101,000
pr
ovision for loan and lease losses was recognized for the year ended
December 31, 2017
related to
one
purchase credit impaired commercial loan from the OSB acquisition for which the sheriff’s appraisal was substantially below the expected collateral value. There was no
other provision for loan and lease losses recognized for the years ended
December 31, 2018
and
2017
 related to the acquired loans and leases as there was
no
significant change to the credit quality of the loans and leases during the periods.

Certain directors and executive officers, including their immediate families and companies in which they are principal owners, are loan and lease customers of the Corporation. Such loans and leases are made in the ordinary course of business in accordance with the normal lending policies of the Corporation, including the interest rate charged and collateralization. Such loans amounted to
$1,371,000
a
nd
$491,000
at
December
31,
2018
 and
2017
 respectively. The following is a summary of activity during
2018,
2017
 and
2016
 for such loans:

	(in thousands)
	2018	2017	2016
Beginning of year	$491	$370	$63
Additions	952	300	630
Repayments	(72)	(179)	(323)
End of year	$1,371	$491	$370

Additions and repayments include loan and lease renewals, as well as net borrowings and repayments under revolving lines-of-credit.